FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Inventory price risk (Details) - Commodity price risk [member] $ in Millions	Jun. 30, 2023 USD ($)
DisclosureOfNatureAndExtentOfRisksArisingFromFinancialInstrumentsLineItems
Increase in price of cereals	10.00%
Pre-tax profit/loss from increase in price of cereals	$ 2.8